Schedule of Future Minimum Rental and Lease Commitments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 (excluding the three months ended March 31, 2022)	$ 90,000
2022		$ 120,000
2023	120,000	120,000
2024	120,000	120,000
2026	120,000
Thereafter	330,000	450,000
Total minimum lease payments	$ 900,000	930,000
2025		$ 120,000